John Hancock International Funds

Supplement to the Class A, Class B and Class C Prospectus

dated March 1, 2006

International Classic Value Fund

On page 20, the following paragraph has been added under the “Business Structure” heading in the Fund Details section:

The International Classic Value Fund relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by the shareholders. The fund, therefore, is able to change subadviser or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the fund (other than by reason of serving as subadviser to the portfolio) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

INTPS3	December 1, 2006

John Hancock International Funds

Supplement to the Institutional Class I Shares Prospectus

dated March 1, 2006 as revised April 17, 2006

International Classic Value Fund

On page 17, the following paragraph has been added under the “Business Structure” heading in the Fund Details section:

The International Classic Value Fund relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by the shareholders. The fund, therefore, is able to change subadviser or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the fund (other than by reason of serving as subadviser to the portfolio) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

KITPS3	December 1, 2006